Consolidated Statements of Changes in Stockholders' Equity - USD ($)	Common Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Other Comprehensive Income [Member]	Accumulated Losses [Member]	Total
Balance at Jun. 30, 2015	$ 26		$ 186	$ (14,202)	$ (13,990)
Balance, shares at Jun. 30, 2015	100
Elimination	$ (26)				(26)
Elimination, shares	(100)
Issuance of share capital - founder's shares	$ 10				10
Issuance of share capital - founder's shares, shares	100,000
Issuance of share capital - additional founders' shares	$ 35,450				35,450
Issuance of share capital - additional founders' shares, shares	354,500,000
Shares issued in private placement completed on April 6, 2016 at $0.001 per share	$ 9,360	84,240			93,600
Shares issued in private placement completed on April 6, 2016 at $0.001 per share, shares	93,600,000
Shares issued in private placement completed on May 9, 2016 at $0.01 per share	$ 215	21,285			21,500
Shares issued in private placement completed on May 9, 2016 at $0.01 per share, shares	2,150,000
Shares issued in private placement completed on May 17, 2016 at $0.10 per share	$ 99	98,401			98,500
Shares issued in private placement completed on May 17, 2016 at $0.10 per share, shares	985,000
Net loss				(63,367)	(63,367)
Foreign currency translation adjustment			161		161
Balance at Jun. 30, 2016	$ 45,134	203,926	347	(77,569)	171,838
Balance, shares at Jun. 30, 2016	451,335,000
Net loss				(113,074)	(113,074)
Foreign currency translation adjustment			3,925		3,925
Shares issued in IPO at $0.30 per share	$ 4	11,996			12,000
Shares issued in IPO at $0.30 per share, shares	40,000
Balance at Jun. 30, 2017	$ 45,138	$ 215,922	$ 4,272	$ (190,643)	74,689
Balance, shares at Jun. 30, 2017	451,375,000
Net loss					(50,938)
Foreign currency translation adjustment					2,039
Shares issued in IPO at $0.30 per share					242,093
Balance at Dec. 31, 2017					$ 98,418